Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio - Select Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 42	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 101,835,612
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund S tatistics
Fund net assets	$ 101,835,612
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeu
p of the
Fun
d re
presented as a percentage of Fund
net
assets. Derivatives are excluded f
rom the tables
unless otherwise noted. The Fund's
portfolio composition
is subject to change.
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%

Columbia Variable Portfolio - Select Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporti
ng period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 54	1.10% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 101,835,612
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 101,835,612
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below s
how
the investme
nt m
akeup of the Fund represented as a perc
entage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The Fund
's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%

Columbia Variable Portfolio - Select Small Cap Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 47	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 101,835,612
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 101,835,612
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of F
u
nd

Holdings
The tables below show t
he inv
estment makeup of the Fund represente
d as
a percentage of Fund net assets. Derivatives are excluded
fro
m the tables unless otherwi
se not
ed. The F
und's por
tfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	4.1%
Stock Yards Bancorp, Inc.	3.3%
Popular, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.1%
ATI, Inc.	3.0%
Radian Group, Inc.	2.9%
Kemper Corp.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
Primoris Services Corp.	2.7%

[1]	Annualized.